ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE	Accounts receivable consisted of the following:
	As of December 31, 2025	As of December 31, 2024

Accounts receivable	$889,533	$-
Total	$889,533	-